COMMON STOCK AND DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2017
COMMON STOCK AND DIVIDENDS [Abstract]
Common Stock
As of December 31, 2017, 2016 and 2015, TGS’ common stock was as follows:

Common Shares Class (Face value $ 1, 1 vote)	Amount of common stock, subscribed, issued, paid in, and authorized for public offer
Class “A”	405,192,594
Class “B”	389,302,689
794,495,283